Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of property plant and equipment

	Plant	Buildings	Vehicles and equipment	Improvements and advances	Total
	$’000	$’000	$’000	$’000	$’000
Cost
Balance – January 1, 2020	$15,326	$1,979	$23,024	$852	$41,181
Additions	114	-	260	602	976
Disposals	-	-	(14)	(415)	(429)
Balance – December 31, 2020	$15,440	$1,979	$23,270	$1,039	$41,728
Additions	1	-	585	1,253	1,839
Disposals	-	-	(84)	-	(84)
Transfers	36	-	20	(56)	-
Balance – December 31, 2021	$15,477	$1,979	$23,791	$2,236	$43,483

Accumulated depreciation
Balance – January 1, 2020	$13,130	$201	$12,215	$-	$25,546
Disposals	-	-	(12)	-	(12)
Depreciation for the year	272	161	2,528	-	2,961
Balance – December 31, 2020	$13,402	$362	$14,731	$-	$28,495
Disposals	-	-	(83)	-	(83)
Depreciation for the year	281	161	2,154	-	2,596
Balance – December 31, 2021	$13,683	$523	$16,802	$-	$31,008

Net book value
December 31, 2020	$2,038	$1,617	$8,539	$1,039	$13,233
December 31, 2021	$1,794	$1,456	$6,989	$2,236	$12,475